Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings (Table)
Navios Holdings borrowings	December 31, 2021	December 31, 2020
Loan Facility HCOB ($15,300)	—	9,945
Loan Facility Credit Agricole ($23,000)	—	11,100
Loan Facility Credit Agricole ($23,000)	—	11,400
Loan Facility DVB Bank SE ($72,000)	—	4,504
Loan Facility Alpha Bank ($31,000)	—	20,200
Loan Facility Alpha Bank ($16,125)	—	12,925
Sale and Leaseback Agreements	114,837	62,934
2022 Senior Secured Notes	155,000	305,000
2022 Notes	455,466	476,822
2024 Notes	8,626	8,626
NSM Loan (incl. accrued interest $306 and $526, respectively)	48,879	78,901
$50.0 million NSM Loan (including accrued interest of $326)	—	50,326
$115.0 million NSM Loan (incl. accrued interest $571)	64,630	—
Total Navios Holdings borrowings	$847,438	$1,052,683

Navios Logistics borrowings	December 31, 2021	December 31, 2020
2025 Logistics Senior Notes	500,000	500,000
Navios Logistics Notes Payable	12,463	17,842
Navios Logistics New BBVA Facility	12,000	22,000
Navios Logistics Alpha Bank Loan	7,700	9,100
Seller’s Credit Agreement for the construction of six liquid barges	11,213	11,047
Seller’s Credit Agreement for the Navios Logistics’ 2020 Fleet	15,000	—
Other long-term loans	—	46
Total Navios Logistics borrowings	$558,376	$560,035

Total	December 31, 2021	December 31, 2020
Total borrowings	$1,405,814	$1,612,718
Less: current portion, net	(307,451)	(374,191)
Less: deferred finance costs and discount, net	(19,330)	(28,289)
Total long-term borrowings	$1,079,033	$1,210,238

Borrowings - Principal payments (Table)

Year
2022 (including total accrued interest of $877 of NSM Loan & $50.0 million NSM Loan)	$308,912
2023	87,007
2024	211,161
2025	561,120
2026	177,343
2027 and thereafter	60,271
Total	$1,405,814